Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes
18.	Income Taxes

Semiconductor Manufacturing International Corporation is a tax-exempted company incorporated in the Cayman Islands.

Prior to January 1, 2008, the subsidiaries incorporated in the PRC were governed by the Income Tax Law of the PRC Concerning Foreign Investment and Foreign Enterprises and various local income tax laws (the “FEIT Laws”).

The Law of the People’s Republic of China on Income Tax (“New EIT Law”) was promulgated on March 16, 2007, which became effective January 1, 2008. Under the New EIT Law, domestically- owned enterprises and foreign invested enterprises (“FIEs”) are subject to a uniform tax rate of 25%. For enterprises entitled to a preferential tax rate of 25% throughout a five-year period. Pursuant to Guofa [2007] No. 39 (”Circular No. 39”), the application tax rates during the five-year transitional period are as follows: 18% in 2008, 20% in 2009, 22% in 2010, 24% in 2011 and 25% in 2012 and thereafter. Tax holidays enjoyed under the FEIT Laws may be enjoyed until the end of the holiday.

Pursuant to Caishui Circular [2008] No.1 (“Circular No.1”) promulgated on February 22, 2008, integrated circuit production enterprises whose total investment exceeds RMB8,000 million (approximately $1,095 million) or whose integrated circuits have a line width of less than 0.25 micron are entitled to preferential tax rate of 15%. Enterprises with an operation period of more than 15 years are entitled to a full exemption from income tax for five years starting from the first profitable year after utilizing all prior years’ tax losses and 50% reduction for the following five years. Pursuant to Caishui Circular [2009] No.69 (“Circular No. 69”), the 50% reduction should be based on the statutory tax rate of 25% unless the income tax rate of the Company is reduced by the tax incentives granted by Circular No.39.

On January 28, 2011, the State Council of China issued Guofa [2011] No.4 (“Circular No.4”), the Notice on Certain Policies to Further Encourage the Development of the Software and Integrated Circuit Industries which reinstates the EIT incentives stipulated by Circular No.1 for the software and integrated circular enterprises.

The detailed tax status of SMIC’s PRC entities is elaborated as follows:

1)	SMIS

Pursuant to relevant tax regulation, SMIS began a 10-year tax holiday (five year full exemption followed by five year half reduction) from 2004 after utilizing all prior years’ tax losses. As SMIS is a manufacturing company located in Shanghai’s Pudong New Area, it can continue its tax holiday based on the transitional income tax rate granted by Circular No.39 instead of the statutory income tax rate.

The income tax rate for SMIS was 12% in 2011 and will be 12.5% in 2012 and 2013. After that, the income tax rate will be 15%.

2)	SMIB and SMIT

In accordance with Circular No.1 and Circular No.4, SMIB and SMIT are entitled to the preferential tax rate of 15% and 10-year tax holiday (five year full exemption followed by five year half reduction) subsequent to their first profit-making years after utilizing all prior tax losses but no later than December 31, 2017. Both entities were in accumulative loss positions as of December 31, 2011 and the tax holiday has not begun to take effect.

The Company’s other subsidiaries are subject to respective local income tax laws, including those of Japan, the United States of America and European countries, whose income tax expenses for the years of 2011,2010 and 2009 were as follows:

	2011	2010	2009
US subsidiary	$213,723	$210,000	$252,000
European subsidiary	215,922	152,105	141,431

In 2011, 2010 and 2009, the Company had minimal taxable income in Hong Kong. In 2011, the Company accrued $12,948 for income tax expense in Taiwan.

The provision for income taxes by tax jurisdiction is as follows:

	December 31
	2011	2010	2009
PRC
Current	$920,661	$4,916,947	$40,949
Adjustments on deferred tax assets and liabilities
for enacted changes in tax rate	—	—	(32,403,299)
Deferred	81,139,452	(10,097,549)	(23,818,794)
Other jurisdiction, current	442,593	362,105	9,556,902
Income tax (benefit) expense	$82,502,706	$(4,818,497)	$(46,624,242)

The income (loss) before income taxes by tax jurisdiction is as follows:

	December 31
	2011	2010	2009
PRC	$(163,355,291)	$62,898,157	$(774,867,562)
Other jurisdictions	(18,921,102)	(46,635,277)	(213,651,272)
	$(182,276,393)	$16,262,880	$(988,518,834)

Details of deferred tax assets and liabilities are as follows:

	2011	2010	2009
Deferred tax assets:
Allowances and reserves	$4,633,904	$3,102,688	$13,019,352
Start-up costs	31,157,821	23,309,859	159,707
Net operating loss carry forwards	197,262,277	185,443,770	109,384,792
Unrealized exchange loss	—	—	6,006
Depreciation and impairment of
fixed assets	80,477,329	62,068,769	79,104,144
Subsidy on long lived assets	—	148,473	479,818
Accrued expenses	2,389,533	2,382,856	1,936,337
Total deferred tax assets	315,920,864	276,456,415	204,090,156
Valuation allowance	(284,133,460)	(163,767,922)	(101,558,305)
Net deferred tax assets	$31,787,404	$112,688,493	$102,531,851
Current portion of deferred tax assets	$3,273,728	$3,638,427	$8,173,216
Non-current portion of deferred
tax assets	28,513,676	109,050,066	94,358,635
Net deferred tax assets	$31,787,404	$112,688,493	$102,531,851
Deferred tax liability:
Capitalized interest	(1,266,091)	(1,049,162)	(1,035,164)
Unrealized exchange gain	(66,529)	(45,095)	—
Total deferred tax liabilities	(1,332,620)	(1,094,257)	(1,035,164)
Non-current portion of deferred
tax liabilities	(1,332,620)	(1,094,257)	(1,035,164)
Total deferred tax liabilities	$(1,332,620)	$(1,094,257)	$(1,035,164)

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purpose. Based on the current profit, projected future profitability, and other available evidence, the Company believed it was more-likely-than-not that SMIC will not realize all the deferred tax assets in the future periods. Thus, $284 million valuation allowances are provided for the deferred tax assets of SMIC.

The Company had no material uncertain tax positions as of December 31, 2011 or unrecognized tax benefits which would favorably affect the effective income tax rate in future periods. The Company classifies interest and/or penalties related to income tax matters in income tax expense. As of December 31, 2011, the amount of interest and penalties related to uncertain tax positions is immaterial. The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

As of December 31, 2011, the Company’s PRC subsidiaries had net operating loss carried forward of $951.9 million, of which $252.7 million, $179.7 million, $237.7 million, $86.3 million and $195.5 million will expire in 2012, 2013, 2014, 2015 and 2016, respectively.

Under the New EIT Law, the profits of a foreign invested enterprise arising in 2008 and beyond that will be distributed to its immediate holding company outside China will be subject to a withholding tax rate of 10%. A lower withholding tax rate may be applied if there is a favorable tax treaty between mainland China and the jurisdiction of the foreign holding company. For example, holding companies in Hong Kong that are also tax residents in Hong Kong are eligible for a 5% withholding tax on dividends under the Tax Memorandum between China and the Hong Kong Special Administrative Region. Since the Company intends to reinvest its earnings to expand its businesses in mainland China, its PRC subsidiaries do not intend to distribute profits to their immediate foreign holding companies for the foreseeable future. Accordingly, as of December 31, 2011, the Company has not recorded any withholding tax on the retained earnings of its PRC subsidiaries.

Income tax expense computed by applying the applicable EIT tax rate of 15% is reconciled to income before income taxes and non controlling interest as follows:

	2011		2010		2009
Applicable enterprise income tax rate	15.0%		15.0%		15.0%
Expenses not deductible for tax purposes	—		46.4%		(2.2%	)
Effect of tax holiday and tax concession	1.3%		33.8%		(0.8%	)
Expense (credit) to be recognized in future periods	11.4%		35.6%		(6.3%	)
Changes in valuation allowances	(72.6%	)	30.0%		(0.7%	)
Effect of different tax rate of subsidiaries operating in
other jurisdictions	(1.4%	)	89.6%		(3.6%	)
Utilization of net operating loss carry forwards	—		(304.5%	)	—
Changes of tax rate	—		—		3.2%
True up	1.0%		—		—
Effective tax rate	(45.3%	)	(54.1%	)	4.6%

The aggregate amount and per share effect of the tax holiday are as follows:
	2011	2010	2009
The aggregate dollar effect	$2,369,593	$3,009,966	$7,979,279
Per share effect — basic and diluted	$0.00	$0.00	$0.00